INCOME TAXES - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
U.S. federal statutory income tax (benefit) expense applied to loss before income taxes	$ (51,619)	$ (454,316)	$ 13,246
State income taxes, net of federal benefit	12,325	(31,667)	3,591
Stock compensation	16,578	4,789	141
Non-deductible interest	11,659	11,366	5,310
Fair value adjustment - convertible notes	0	(10,942)	3,370
Reorganization costs	40,572	0	0
Non-deductible expenses	0	288	(702)
Valuation allowance	(29,195)	241,892	(9,180)
Goodwill impairment	0	221,499	0
Other permanent items	363	0	(13)
Total income tax expense (benefit)	$ 683	$ (17,091)	$ 15,763